Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 79,248,591.24
Previously Paid Amount	0.00
Total Fee Amount	10,944.24
Total Offset Amount	0.00
Net Fee	10,944.24
Narrative - Max Aggregate Offering Price	$ 79,248,591.24
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true